Inventories, net - Schedule of inventory net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Inventories, net
Finished goods	¥ 611,928		¥ 284,350
Raw materials	66,231		44,773
Inventories	678,159		329,123
Less: inventory provision	(89,071)
Inventories, net	¥ 589,088	$ 92,441	¥ 329,123